Cash and cash equivalents - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended							24 Months Ended
	Jun. 30, 2019	Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2019	Jun. 30, 2016
Cash and Equivalents [Line Items]
Cash and cash equivalents	¥ 260,684	¥ 260,684		¥ 812,620		¥ 77,801		¥ 260,684	¥ 291,011
Reconciliation of liabilities arising from financing activities
Beginning balance				99,603				99,603
Changes from financing cash flows:
Proceeds from a loan from a related party		0	[1]	7,609	[1]	99,603	[1]	7,609
Dividends declared to be payable to a non-controlling shareholder of subsidiaries	7,482	7,482
Dividends paid to a non-controlling shareholder of subsidiaries		(7,482)		0		0
Total changes from financing cash flows								7,609
Other non-cash change:
Net settlement of a loan made to a related party with a loan borrowed from a related party		0		(7,609)		0		(7,609)
Total other non-cash change								(7,609)
Ending balance	99,603	99,603				¥ 99,603		99,603
Group denominated [member]
Cash and Equivalents [Line Items]
Cash and cash equivalents	¥ 248,438	¥ 248,438		¥ 799,147				¥ 248,438

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit cash settled part of the USD loan, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.As of June 30, 2018 and 2019, the USD loan made to Leonit of USD 13,350 (equivalent to RMB 88,332) and USD11,530 (equivalent to RMB79,265) was included in “Amount due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB99,603 was included in “Amount due to related parties”, respectively.